INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Dec. 29, 2022	Dec. 22, 2022	Dec. 22, 2022	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of shares issued, value						$ 25,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		6,000,000	6,000,000	6,000,000	6,000,000
Sale of stock, description of transaction				Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one ordinary shares upon the consummation of the Company’s initial business combination one right (“Public Right”).	Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one Ordinary shares upon the consummation of the Company’s initial business combination one right (“Public Right”).
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	900,000
Sale of stock, price per share				$ 10.00	$ 10.00
Number of shares issued, value	$ 9,000,000